Classification of financial assets and liabilities - Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value
Mandatorily	kr 7,578	kr 2,303
Designated upon initial recognition (FVO)	16,861	17,908
Derivatives used for hedge accounting	1,409	2,924
Amortized cost	287,772	307,087
Total	313,620	330,222
Borrowing from credit institutions
Financial liabilities at fair value
Amortized cost	4,410	8,607
Total	4,410	8,607
Debt securities issued
Financial liabilities at fair value
Designated upon initial recognition (FVO)	16,861	17,908
Amortized cost	283,362	298,480
Total	300,222	316,388
Derivatives
Financial liabilities at fair value
Mandatorily	7,578	2,303
Derivatives used for hedge accounting	1,409	2,924
Total	kr 8,988	kr 5,227